Note 1 - Nature of Operations (Details) - USD ($)	12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Disclosure Text Block [Abstract]
Net Income (Loss) Attributable to Parent	$ (7,436,388)	$ (3,856,353)	$ (11,495,017)
Retained Earnings (Accumulated Deficit)	$ (52,872,442)	$ (45,436,054)